Schedule of Reconciliation Actual Benefit of (provision For) Income Taxes (Details) - TALENTEC SDN. BHD. [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jul. 31, 2024	Jul. 31, 2023
Income before income tax expense	$ 294,968	$ 58,172	$ 153,227	$ 11,686
Income tax expense at the statutory rate of 17%	50,145	9,888	26,049	1,986
Tax effect of non-deductible expense	1,139	83	124	98
Tax effect of other temporary differences	(1,883)	2,379	1,094	3,762
Unrecognized deferred tax assets	3,299		(25,871)	5,107
Utilize prior year tax losses which not recorded deferred tax assets	(52,700)	(12,350)	(1,396)	(10,953)
Income taxes expense